Earnings (Loss) Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per common share

The following table summarizes the Company’s earnings (loss) per share for the three and nine months ended September 30, 2022 and 2021 (USD in thousands, except per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
Net earnings (loss) attributable to common stockholders	$(37,414)	$(51,811)	$(103,692)	$(64,986)
Basic weighted average common shares outstanding	494,061,205	473,829,962	496,392,410	432,989,602
Effect of dilutive securities
Convertible preferred shares- Series A	—	—	—	—
Convertible promissory notes	—	—	—	—
Diluted potential common shares	494,061,205	473,829,962	496,392,410	432,989,602
Earnings (loss) per share:
Basic	$(0.08)	$(0.11)	$(0.21)	$(0.15)
Diluted	$(0.08)	$(0.11)	$(0.21)	$(0.15)

The following table summarizes the Company’s earnings (loss) per share (USD in thousands, except per share amounts):

	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Net loss attributable to Ideanomics, Inc. common stockholders	$(256,011)	$(101,264)	$(98,508)
Basic
Basic weighted average common shares outstanding	447,829,204	213,490,535	119,766,859
Diluted
Diluted weighted average common shares outstanding	447,829,204	213,490,535	119,766,859
Net loss per share:
Basic	$(0.57)	$(0.47)	$(0.82)
Diluted	$(0.57)	$(0.47)	$(0.82)

Schedule of computation of diluted loss per share

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses and thus these shares were not included in the computation of diluted loss per share because the effect was antidilutive (in thousands):

	September 30,	December 31,
	2022	2021
Warrants	950	1,100
Options and RSUs	22,419	21,859
Series A Preferred Stock	933	933
Contingent shares	1,491	1,491
Convertible promissory note and interest	28,876	30,585
Total	54,669	55,968

The following table includes the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in our losses and thus these shares were not included in the computation of diluted loss per share because the effect was antidilutive (in thousands.)

	December 31,	December 31,	December 31,
	2021	2020	2019
Warrants	1,100	900	8,996
Options and RSUs	21,859	25,172	14,937
Series A Preferred Stock	933	933	933
Contingent shares	1,491	1,013	8,501
Convertible promissory note and interest	30,585	—	21,678
Total	55,968	28,018	55,045